Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment, net	$ 22,957	$ 26,771
Right of use asset, net	14,281	17,166
Intangible assets, net	831	987
Investments held at fair value	251,892	397,179
Investment in associates - equity method	9,147	0
Note from associate	16,501	0
Lease receivable – long-term	835	1,285
Other non-current assets	10	810
Total non-current assets	316,454	444,197
Current assets
Trade and other receivables	11,867	3,174
Income tax receivable	10,040	4,514
Prepaid expenses	11,617	10,755
Lease receivable – short-term	450	415
Other financial assets	2,124	2,124
Short-term note from associate	0	15,120
Short-term investments	200,229	0
Cash and cash equivalents	149,866	465,708
Total current assets	386,192	501,809
Total assets	702,647	946,006
Equity
Share capital	5,455	5,444
Share premium	289,624	289,303
Treasury stock	(26,492)	0
Merger reserve	138,506	138,506
Translation reserve	89	469
Other reserve	(14,478)	(40,077)
Retained earnings/(accumulated deficit)	149,516	199,871
Equity attributable to the owners of the Company	542,220	593,515
Non-controlling interests	5,369	(9,368)
Total equity	547,589	584,147
Non-current liabilities
Deferred tax liability	19,645	89,765
Lease liability, non-current	24,155	29,040
Long-term loan	10,244	14,261
Liability for share based awards	4,128	2,659
Total non-current liabilities	58,172	135,725
Current liabilities
Deferred revenue	2,185	65
Lease liability, current	4,972	3,950
Trade and other payables	54,840	35,817
Subsidiary:
Notes payable	2,345	4,641
Warrant liability	47	6,787
Preferred shares	27,339	174,017
Current portion of long-term loan	5,156	857
Total current liabilities	96,885	226,135
Total liabilities	155,057	361,859
Total equity and liabilities	$ 702,647	$ 946,006